Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Summary of Significant Accounting Policies (FY) (Details) - Cleco Holdings $ in Millions	Dec. 31, 2019 USD ($)
Condensed Financial Statements, Captions [Line Items]
Percent of restricted consolidated net assets of consolidated subsidiaries exceeding total consolidated net assets (in hundredths)	25.00%
Restricted net assets of consolidated subsidiaries	$ 1,260